Share-Based Compensation	9 Months Ended
Sep. 30, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation

10.    Share-Based Compensation

The Company’s 2006 Share Incentive Plan, or the 2006 Plan, was adopted in June 2006. The 2006 Plan provides for the issuance of incentive share options (ISOs), nonstatutory share options (NSOs) and restricted share awards (RSAs). NSOs may be granted to employee, directors and consultants, while ISOs may be granted only to employees and RSAs may be granted to employees, directors or non-employees. Share options granted vest over a maximum period of four years and expire ten years from the date of the grant. Share options generally vest over four years, one-quarter on the first anniversary of the date of the grant and monthly thereafter for the remaining three years. RSAs have various vesting periods determined by the plan administrator, and generally vest over four years, with 25% on each of the anniversary of the vesting commence date. As of December 31, 2011 and 2012, and September 30, 2013, the number of ordinary shares authorized for equity award issuance under the 2006 Plan was 4,656,000, 6,566,544 and 6,566,544 (unaudited) shares, respectively.

The Company’s board of directors has approved and adopted a 2013 Performance Incentive Plan, or the 2013 Plan, in connection with the initial public offering. The Company’s shareholders have approved the 2013 Plan, which has become effective upon the completion of the initial public offering. A total of 1,600,000 ordinary shares were originally authorized for issuance with respect to awards granted under the 2013 Plan. The share limit will automatically increase on the first trading day in January of each year (commencing with January 2014) by an amount equal to the lesser of (1) 4% of the total number of outstanding ordinary shares on the last trading day in December in the prior year, (2) 1,000,000 shares, or such lesser number as determined by our board of directors.

Awards under the 2013 Plan may be in the form of incentive or nonqualified share options, share appreciation rights, share bonuses, restricted share and other forms of awards including cash awards. Awards under the plan generally will not be transferable other than by will or the laws of descent and distribution, except that the plan administrator may authorize certain transfers.

Nonqualified and incentive share options may not be granted at prices below the fair market value of the ordinary shares on the date of grant. Incentive share options must have an exercise price that is at least equal to the fair market value of the ordinary shares, or 110% of fair market value of the ordinary shares or incentive share option grants to any 10% owner of the ordinary shares, on the date of grant. These and other awards may also be issued solely or in part for services. Awards are generally paid in cash or ordinary shares. The plan administrator may provide for the deferred payment of awards and may determine the terms applicable to deferrals.

The 2013 Plan will terminate on the tenth anniversary of the date our board adopts it. However, the plan administrator will retain its authority until all outstanding awards are exercised or terminated. The maximum term of options, share appreciation rights and other rights to acquire ordinary shares under the plan is ten years after the initial date of the award.

Employees, officers, directors and consultants that provide services to the Company or one of the Company’s subsidiaries may be selected to receive awards under the 2013 Plan and the compensation committee of the Company’s board of directors will be the administrator under the 2013 Plan.

Share Options

The Company uses the Black-Scholes valuation model to calculate the fair value of share options. The fair value of share options granted to employees is estimated as of the grant date. The fair value of the share options granted to non-employees is re-measured at each reporting date. The assumptions used in valuation were as follows:

	Year Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
				(unaudited)	(unaudited)
Risk-free interest rate	2.37%-4.53%	1.42%-4.52%	1.10-3.13%	1.10-3.13%	1.11-3.53%
Expected term (in years)	6 to 10	6 to 10	6 to 10	6 to 10	6 to 10
Dividend yield	—	—	—	—	—
Volatility	50.21%-63.99%	49.29%-57.46%	39.97%-52.66%	43.81%-52.66%	39.69%-49.75%

The risk-free interest rate assumption was based on the yield-to-maturity of the government bond with the longest maturity in the respective countries in which the Company operates.

The assumed dividend yield was based on the Company’s expectation of not paying dividends in the foreseeable future.

The expected term was estimated based on the date of the grant, expiration date and vesting period as stated in the share option grant. The expected term was 6 years for employees and, for subsequent re-measurement of options granted to non-employee consultants, the expected term is calculated based on the remaining life of options of originally 10 years.

Due to the Company’s limited historical data, the estimated volatility incorporated the historical volatility of comparable companies whose share prices are publicly available.

In connection with the grant of share options to all participants, the Company recorded share-based compensation of $778, $631, $989, $682 (unaudited) and $1,958 (unaudited) for the years ended December 31, 2010, 2011 and 2012 and the nine months ended September 30, 2012 and 2013, respectively.

From inception to September 30, 2013, the Company issued share options to certain employees and non- employees under the 2006 Plan with exercise prices below the fair value of the Company’s ordinary shares at the date of grant. The Company estimated the fair value of its ordinary shares based upon several factors, including progress and milestones attained in its business. In accordance with the requirements of ASC 718, the Company has recorded share-based compensation expense based on the fair value of share options at the date of grant or remeasurement date on a straight line basis over requisite service period.

Early Exercise of Employee Share Options

Certain share options granted under the 2006 Plan provide option holders the right to elect to exercise unvested options in exchange for restricted ordinary shares. Unvested shares, which amounted to 4,000, 0 and 7,500 (unaudited) shares as of December 31, 2011 and 2012 and September 30, 2013 respectively, are subject to a repurchase right held by the Company at the lower of (a) the fair market value of the restricted ordinary shares at the time of the termination, or (b) the original purchase price of the restricted ordinary shares, upon termination of the holder’s status as an employee or consultant. For exercises of employee options, this right usually lapses 25% on the first anniversary of the vesting start date and in 36 equal monthly amounts thereafter. These repurchase terms are considered to be a forfeiture provision and do not result in variable accounting. In accordance with authoritative guidance, the cash received from option holders for the exercise of unvested options is treated as a refundable deposit shown as a liability in the Company’s consolidated financial statements. As of December 31, 2011 and 2012 and September 30, 2013, cash received for early exercise of options totaled $9, $0, and $8 (unaudited), respectively.

Total fair value for share options vested during the years ended December 31, 2010, 2011 and 2012 and the nine months ended September 30, 2012 and 2013 was $762, $561, $860, $646 (unaudited) and $1,100 (unaudited), respectively.

The total compensation cost related to all unvested share option grants not yet recognized as of December 31, 2012 and September 30, 2013 was $4,100 and $13,091 (unaudited), respectively and the weighted- average period over which these grants are expected to vest is 3.33 years and 3.69 (unaudited) years, respectively.

Share Options to Employees and Consultants

The following table summarizes information regarding options outstanding starting from 2010 onwards:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at December 31, 2010	2,037,032	$0.50
Granted	427,200	2.15
Exercised	69,333	0.88
Forfeited	50,129	1.30
Canceled	25,562	0.53

Outstanding at December 31, 2011	2,319,208	0.78
Granted	539,920	8.95
Exercised	106,220	0.63
Forfeited	3,763	2.20
Canceled	14,457	0.48

Outstanding at December 31, 2012	2,734,688	$2.40
Granted (unaudited)	1,330,760	17.68
Exercised (unaudited)	263,667	0.30
Forfeited (unaudited)	26,019	10.64
Canceled (unaudited)	4,669	0.99

Outstanding at September 30, 2013 (unaudited)	3,771,093	$7.89	7.00	$28,412
Exercisable at September 30, 2013 (unaudited)	3,146,996	$7.21	6.61	$25,571

Vested at September 30, 2013 (unaudited)	1,883,245	$1.34	4.74	$24,225

Vested and expected to vest at September 30, 2013 (unaudited)	3,611,003	$7.54	6.89	$28,202

The Company recognized share-based compensation expense for options as follows (in thousands):

	Year Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
				(unaudited)	(unaudited)
Operating Expenses
Cost of net revenue	$31	$13	$19	$15	$30
Research and development	358	356	497	347	715
Sales, general and administrative	389	262	473	320	1,213

The following table summarizes information about share options outstanding as of December 31, 2012:

	Share Options Outstanding			Share Options Exercisable
Range of Exercise Prices	Shares Outstanding	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Shares Exercisable	Weighted Average Exercise Price
$ 0.13-$0.25	1,008,800	3.48	$0.13	1,008,800	$0.13
$ 0.40-$1.03	802,980	6.07	0.98	752,897	0.98
$ 2.20-$9.43	922,907	9.19	6.18	475,583	6.18

	2,734,687	6.16	$2.40	2,237,280	$1.70

The following table summarizes information about share options outstanding as of September 30, 2013 (unaudited):

	Share Options Outstanding			Share Options Exercisable
.Range of Exercise Prices	Shares Outstanding	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Shares Exercisable	Weighted Average Exercise Price
			Unaudited
$0.13-$0.25	789,600	2.75	$0.13	789,600	$0.13
$0.40-$1.03	758,480	5.24	0.96	735,166	0.96
$2.20-$9.43	897,253	8.44	6.11	581,830	6.08
$16.03-$17.85	1,325,760	9.56	17.68	1,040,400	17.64

	3,771,093	7.00	$7.89	3,146,996	$7.21

Restricted Share Awards

On April 23, 2013 and August 13, 2013, the Company granted 317,120 and 13,500 restricted shares with non-forfeitable dividend rights under the 2006 Plan and these restricted shares are entitled to cash dividends with respect to the Restricted Shares subject to the Award even though such shares are not vested. Therefore, pursuant to ASC 260-10-45-61A, these restricted shares are participating securities and related unvested restricted shares are included in the computation of basic net income per share under the two-class method.

The following table summarizes the details related to RSAs, granted and outstanding under the 2006 Plan for the nine months ended September 30, 2013:

	Number of Shares		Weighted-Average Grant Date Fair Value Per Share
Outstanding at December 31, 2012	—		$—
Granted	330,620		17.98
Vested	—		—
Forfeited	8,200		17.98

Outstanding at September 30, 2013 (unaudited)	322,420	(*)	$17.98

(*)	The restricted shares are not included in the outstanding ordinary shares due to their restrictions.

The estimated fair value on the grant date of RSAs was $17.98 per share and the share-based compensation expense related to these awards is calculated based on the estimated fair value of the Company’s ordinary shares on the date of grant, multiplied by the number of RSAs granted. The share-based compensation expense, less the forfeitures, is recorded on a straight-line basis over the requisite service period of the RSAs. As of September 30, 2013, there was $4,698 (unaudited) of unrecognized compensation costs, net of forfeitures related to RSAs granted under the 2006 Plan. The unrecognized compensation cost is expected to be recognized over a weighted average period of 3.97 (unaudited) years.

In connection with the grant of the RSAs to all participants, the Company recorded share-based compensation of $504 (unaudited) for the nine months ended September 30, 2013.

The Company recognized share-based compensation expense for RSAs as follows (in thousands):

	Year Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
				(Unaudited)	(Unaudited)
Operating Expenses
Cost of net revenue	$—	$—	$—	$—	$32
Research and development	—	—	—	—	409
Sales, general and administrative	—	—	—	—	63